Significant Accounting Policies - Critical accounting judgments and key sources of estimation uncertainty (Details)	12 Months Ended
Dec. 31, 2017 USD ($) item
Vessels
Increase in future annual depreciation expense as a result of decrease in estimated scrap value	$ 873,000
Number of vessels with impairment indications | item	10
Vessels utilization rate assumed (as a percent)	99.50%
Term of charter agreement for market rates	5 years
Steam vessel market rate per day	$ 52
TFDE vessel market rate per day	$ 67.5
Number of years of historical average	5 years
Number of time charter for market rates	5 years
Percentage of annual operating escalation factor	1.00%
Weighted average cost of capital	8.00%
Vessel Impairment loss	$ 0
Impairment of goodwill	$ 0
Vessels
Vessels
Useful lives	35 years